Other Equity (Additional Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of subsidiaries [line items]
Non-controlling interests	$ 5,398	$ 4,553
Equity Contributed Net Of Tax	76
Non-controlling interests [member]
Disclosure of subsidiaries [line items]
Equity Contributed Net Of Tax	$ 10